Change in Year End	12 Months Ended
Nov. 30, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Change in Year End	Change in Year End

On October 2, 2018, our Board of Directors approved a change to our fiscal year end from a calendar year basis to a fiscal year ending on November 30. Our 2018 fiscal year consists of the eleven month transition period beginning January 1, 2018 through November 30, 2018. Financial statements for 2017 continue to be presented on the basis of our previous calendar year end.

The following is selected financial data for the eleven month transition period ending November 30, 2018, and the comparable prior year period. Jefferies Group financial data is presented in each year based on the twelve months ended November 30. All other results are based on the eleven months ended November 30 for both years (in thousands, except per share amounts).

	Eleven Months Ended November 30,
	2018	2017 (Unaudited)

Net revenues	$3,764,034	$4,031,333
Total expenses	3,524,957	3,336,359
Income (loss) related to associated companies	57,023	(76,864)
Income from continuing operations before income taxes	296,100	618,110
Income tax provision	19,008	195,550
Income from continuing operations	277,092	422,560
Income from discontinued operations, including gain on disposal, net of taxes	773,984	267,321
Net income attributable to the redeemable noncontrolling interests	(37,263)	(78,506)
Net income attributable to Jefferies Financial Group Inc. common shareholders	1,022,318	610,277

Basic earnings per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income from continuing operations	$0.82	$1.14
Income from discontinued operations, including gain on disposal	2.11	0.51
Net income	$2.93	$1.65

Diluted earnings per common share attributable to Jefferies Financial Group Inc. common shareholders:
Income from continuing operations	$0.81	$1.13
Income from discontinued operations, including gain on disposal	2.09	0.50
Net income	$2.90	$1.63